22. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2018
Details
Share issue costs	$ 8,000	$ 4,000
Property and equipment	164,000	164,000
Intangible asset	157,000	157,000
Non-capital losses	5,301,000	5,016,000
Total	5,630,000	5,341,000
Unrecognized deferred tax assets	(5,630,000)	(5,341,000)
Total income tax expense (recovery)	$ 0	$ 0